3500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/us

July 10, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust
1933 Act Registration No. 333-221046
1940 Act Registration No. 811-23304
CIK: 0001657201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), that the Prospectus and the Statement of Additional Information for the series of the Trust identified in Schedule A of this correspondence, that would have been filed under Rule 497(c) of the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 8 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 8 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on July 5, 2018.

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel

Senior Counsel

800 983 0903 invesco.com @Invesco

Schedule A

Invesco Emerging Markets Debt Defensive ETF

Invesco Emerging Markets Debt Value ETF

Invesco High Yield Defensive ETF

Invesco High Yield Value ETF

Invesco Investment Grade Defensive ETF

Invesco Investment Grade Value ETF

Invesco Multi-Factor Core Fixed Income ETF

Invesco Multi-Factor Core Plus Fixed Income ETF